UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  February 5, 2004
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  118927


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
Abbott Labs              COM            002824100      2536   54420  SH       SOLE       NONE     0    0       54420
American Int'l Group     COM            026874107      5856   88352  SH       SOLE       NONE     0    0       88352
Amgen Inc                COM            031162100       942   15244  SH       SOLE       NONE     0    0       15244
Anheuser Busch           COM            035229103      3907   74160  SH       SOLE       NONE     0    0       74160
Applied Materials Inc    COM            038222105      1938   86369  SH       SOLE       NONE     0    0       86369
Automatic Data Processi  COM            053015103      2512   63420  SH       SOLE       NONE     0    0       63420
Berkshire Hathaway       Class B        084670207      4859    1726  SH       SOLE       NONE     0    0        1726
Bristol Myers Squibb Co  COM            110122108      1830   64003  SH       SOLE       NONE     0    0       64003
Chevrontexaco Corp       COM            166764100      1869   21634  SH       SOLE       NONE     0    0       21634
Citigroup                COM            172967101      6790  139887  SH       SOLE       NONE     0    0      139887
Corning Inc              COM            219350105       907   86976  SH       SOLE       NONE     0    0       86976
Eli Lilly                COM            532457108       815   11590  SH       SOLE       NONE     0    0       11590
Exxon Mobil              COM            30231G102      1015   24746  SH       SOLE       NONE     0    0       24746
Fannie Mae               COM            313586109      6455   85994  SH       SOLE       NONE     0    0       85994
FEDEX Corp               COM            31428X106      1098   16264  SH       SOLE       NONE     0    0       16264
Fifth Third Bancorp      COM            316773100       843   14258  SH       SOLE       NONE     0    0       14258
First Data Corp          COM            319963104      5791  140923  SH       SOLE       NONE     0    0      140923
Freddie Mac              COM            313400301      1730   29667  SH       SOLE       NONE     0    0       29667
Gannett Company          COM            364730101      2244   25172  SH       SOLE       NONE     0    0       25172
General Electric         COM            369604103      6395  206415  SH       SOLE       NONE     0    0      206415
IBM                      COM            459200101      5929   63974  SH       SOLE       NONE     0    0       63974
Intel                    COM            458140100      5434  169534  SH       SOLE       NONE     0    0      169534
J.P. Morgan Chase & Co.  COM            46625H100      3397   92482  SH       SOLE       NONE     0    0       92482
Jefferson Pilot          COM            475070108      2299   45385  SH       SOLE       NONE     0    0       45385
Johnson & Johnson        COM            478160104      4039   78188  SH       SOLE       NONE     0    0       78188
Johnson Controls         COM            478366107      2972   25598  SH       SOLE       NONE     0    0       25598
Merck & Co Inc           COM            589331107      1674   36241  SH       SOLE       NONE     0    0       36241
MGIC Investment Corp     COM            552848103      1714   30103  SH       SOLE       NONE     0    0       30103
Microsoft Corp           COM            594918104      3943  144057  SH       SOLE       NONE     0    0      144057
Oracle Corp              COM            68389X105      2699  203977  SH       SOLE       NONE     0    0      203977
Pepsico Inc              COM            713448108       900   19299  SH       SOLE       NONE     0    0       19299
Pfizer Inc.              COM            717081103      3361   95142  SH       SOLE       NONE     0    0       95142
Pitney Bowes Inc         COM            724479100       279    6876  SH       SOLE       NONE     0    0        6876
Proctor & Gamble         COM            742718109      4422   44275  SH       SOLE       NONE     0    0       44275
Smucker J M Company New  COM NEW        832696405       473   10447  SH       SOLE       NONE     0    0       10447
The St Paul Companies I  COM            792860108       482   12165  SH       SOLE       NONE     0    0       12165
United Parcel Service    Class B        911312106      1100   14759  SH       SOLE       NONE     0    0       14759
Varian Medical Systems   COM            92220P105      2563   37098  SH       SOLE       NONE     0    0       37098
Wal-Mart                 COM            931142103      1531   28861  SH       SOLE       NONE     0    0       28861
Washington Mutual        COM            939322103      3576   89140  SH       SOLE       NONE     0    0       89140
Wells Fargo              COM            949746101      2430   41257  SH       SOLE       NONE     0    0       41257
Wrigley Wm Jr Co         COM            982526105      1200   21340  SH       SOLE       NONE     0    0       21340
Wyeth                    COM            983024100      1574   37079  SH       SOLE       NONE     0    0       37079
Zimmer Holdings Inc      COM            98956P102       604    8578  SH       SOLE       NONE     0    0        8578
